Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Expected future rental payments under operating leases in 2014	$ 10,461,000
Expected future rental payments under operating leases in 2015	10,454,000
Expected future rental payments under operating leases in 2016	9,729,000
Expected future rental payments under operating leases in 2017	9,134,000
Expected future rental payments under operating leases in 2018	8,188,000
Rental expense for noncancelable operating leases	9,691,000	6,093,000	6,869,000
Operating lease expense related to discontinued operations	7,089,000	3,380,000	5,091,000
Commitments for capital expenditures	143,999,000
Construction In Process [Member]
Commitments And Contingencies [Line Items]
Commitments for capital expenditures	89,689,000
Building Improvements [Member]
Commitments And Contingencies [Line Items]
Commitments for capital expenditures	$ 5,684,000